JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.7%
Fixed Income — 64.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	144,682	1,497,462
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	95,314	691,027
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,696	43,322
JPMorgan High Yield Fund Class R6 Shares (a)	18,847	122,318
JPMorgan Income Fund Class R6 Shares (a)	33,429	284,483
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	9,077	85,321
Total Fixed Income		2,723,933
International Equity — 3.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	720	31,429
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,104	46,040
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	537	22,192
JPMorgan International Equity Fund Class R6 Shares (a)	1,861	41,420
Total International Equity		141,081
U.S. Equity — 20.1%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,947	98,784
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,445	114,344
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,444	72,178
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,180	57,553
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	444	19,613
JPMorgan Small Cap Value Fund Class R6 Shares (a)	744	21,947
JPMorgan U.S. Equity Fund Class R6 Shares (a)	6,804	169,883
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,085	93,495
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,332	106,170
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,661	96,760
Total U.S. Equity		850,727
Total Investment Companies (Cost $3,397,465)		3,715,741
Exchange-Traded Funds — 11.5%
Alternative Assets — 1.0%
JPMorgan Flexible Debt ETF (a)	824	40,946
Fixed Income — 4.0%
JPMorgan Limited Duration Bond ETF (a)	3,255	169,884
International Equity — 5.6%
JPMorgan Global Select Equity ETF (a)	954	62,263
JPMorgan International Research Enhanced Equity ETF (a)	2,301	174,266
Total International Equity		236,529
U.S. Equity — 0.9%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	598	39,899
Total Exchange-Traded Funds (Cost $374,582)		487,258

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b) (Cost $38,028)	38,028	38,028
Total Investments — 100.1% (Cost $3,810,075)		4,241,027
Liabilities in Excess of Other Assets — (0.1)%		(5,703)
NET ASSETS — 100.0%		4,235,324

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,241,027	$—	$—	$4,241,027

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,304,602	$256,981	$64,019	$(7,695)	$7,593	$1,497,462	144,682	$44,641	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	601,403	115,191	25,697	(4,282)	4,412	691,027	95,314	24,481	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	42,669	2,063	2,442	(626)	1,658	43,322	6,696	2,062	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	29,778	456	5,644	2,664	4,175	31,429	720	441	15
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	39,315	8,121	8,335	2,096	4,843	46,040	2,104	1,530	—
JPMorgan Equity Income Fund Class R6 Shares (a)	90,724	11,937	3,257	66	(686)	98,784	3,947	1,381	8,096
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	21,772	857	1,335	249	649	22,192	537	856	—
JPMorgan Flexible Debt ETF (a)	—	41,009	—	—	(63)	40,946	824	860	—
JPMorgan Global Select Equity ETF (a)	60,544	880	—	—	839	62,263	954	765	—
JPMorgan Government Bond Fund Class R6 Shares (a)	39,993	532	41,080	(1,572)	2,127	—	—	533	—
JPMorgan High Yield Fund Class R6 Shares (a)	158,990	11,919	47,189	(3,373)	1,971	122,318	18,847	7,574	—
JPMorgan Income Fund Class R6 Shares (a)	260,973	33,131	6,928	(759)	(1,934)	284,483	33,429	12,542	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,750	5,593	3,891	174	(206)	41,420	1,861	1,259	1,457
JPMorgan International Research Enhanced Equity ETF (a)	169,564	12,334	20,650	3,716	9,302	174,266	2,301	5,334	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	116,686	16,782	4,885	2,719	(16,958)	114,344	1,445	304	11,697
JPMorgan Large Cap Value Fund Class R6 Shares (a)	66,429	7,360	3,282	144	1,527	72,178	3,444	761	4,549
JPMorgan Limited Duration Bond ETF (a)	232,091	—	62,187	1,843	(1,863)	169,884	3,255	6,573	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	58,006	8,655	1,641	350	(7,817)	57,553	1,180	—	4,757
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	78,454	9,965	2,965	(132)	(1)	85,321	9,077	2,683	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	36,903	—	1,715	386	4,325	39,899	598	442	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	18,304	4,695	—	—	(3,386)	19,613	444	108	2,863
JPMorgan Small Cap Value Fund Class R6 Shares (a)	20,021	1,838	2,128	204	2,012	21,947	744	152	1,687
JPMorgan U.S. Equity Fund Class R6 Shares (a)	144,094	40,848	7,712	2,641	(9,988)	169,883	6,804	770	7,568
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	94,946	9,458	7,421	5,935	(9,423)	93,495	1,085	301	6,971
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	42,523	564,343	568,838	—	—	38,028	38,028	1,431	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	92,689	19,973	6,164	674	(1,002)	106,170	2,332	693	4,374

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$41,577	$514	$42,247	$(24)	$180	$—	—	$514	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	89,708	15,751	2,862	(22)	(5,815)	96,760	2,661	1,584	9,576
Total	$3,992,508	$1,201,186	$944,514	$5,376	$(13,529)	$4,241,027		$120,575	$63,610

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
*	Non-income producing security.